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FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NY 10166

July 19, 2007

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-96773/811-08306
    (Class VA, Class AA and Class B)
    Rule 497(j) Certification
    _________________________

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of four Supplements, dated July 16, 2007 to the April 30, 2007 Prospectuses (one to the Class VA Prospectus, two to the Class AA Prospectus, and one to the Class B Prospectus) (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the four Supplements to the April 30, 2007 Prospectuses contained in Post-Effective Amendment No. 14 for the Account filed electronically with the Commission on July 12, 2007.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company